Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2018
Voyage Expenses and Commission
Voyage Expenses and Commissions

9. Voyage Expenses and Commissions

        An analysis of voyage expenses and commissions is as follows:

	For the year ended December 31,
	2016	2017	2018
Brokers' commissions on revenues	3,976	4,648	4,296
Bunkers' consumption and other voyage expenses	357	2	2,826

Total	4,333	4,650	7,122

        Bunkers' consumption represents mainly bunkers consumed during periods when a vessel is not employed under a charter or off-hire periods.